OTHER INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Information
Disclosure number of share options
	Share options	Restricted Shares	Deferred payments right
Total Rights assigned to the beneficiaries	1,019,907	964,954	-
Fair value of the LTIP in USD	1,070,673	3,759,583	4,612,669
Weighted average price in USD	1.05	3.90	-
Options granted during the period	203,981	192,991	84,676
Options exercised during the period	-	-	-
Options outstanding as of December 31, 2023	203,981	192,991	84,676
Exercisable as of December 31, 2023	-	-	-

12/31/2022

	Share options	Restricted Shares	Deferred payments right
Total Rights assigned to the beneficiaries	900,148	897,970	-
Fair value of the LTIP in USD	1,058,967	3,632,610	4,131,152
Weighted average price in USD	1.18	4.05	-
Options granted during the period	180,030	179,594	37,918
Options exercised during the period	-	-	-
Options outstanding as of December 31, 2022	180,030	179,594	37,918
Exercisable as of December 31, 2022	-	-	-

	Share options	Restricted Shares	Deferred payments right
Total Rights assigned to the beneficiaries	900,148	897,970	-
Fair value of the LTIP in USD	1,058,967	3,632,610	4,131,152
Weighted average price in USD	1.18	4.05	-
Options granted during the period	180,030	179,594	37,918
Options exercised during the period	-	-	-
Options outstanding as of December 31, 2022	180,030	179,594	37,918
Exercisable as of December 31, 2022	-	-	-

Disclosure assumptions considering

Forecast share price volatility (annualized)	44.43% - 47.41%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Forecast share price volatility (annualized)	50.13%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield